Investment Objectives and Goals	May 15, 2024
Invesco Core Plus Bond Fund | INVESCO CORE PLUS BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Core Plus Bond Fund
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Senior Floating Rate Fund